Schedule of notes from shareholder (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Unsecured Fixed Rate Note One [Member]
Short-Term Debt [Line Items]
Debt Period	12 months
Debt Interest rate per annum	12.00%	12.00%
Debt Guarantees
Debt Other Security
Debt Period	$ 1,516	$ 2,000
Unsecured Fixed Rate Note Two [Member]
Short-Term Debt [Line Items]
Debt Period	6 months
Debt Interest rate per annum	(0.00%)	(0.00%)
Debt Guarantees
Debt Other Security
Debt Period	$ 644	$ 850